NOTES PAYABLE	12 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
NOTES PAYABLE	NOTES PAYABLE

	2019		2018
(millions of Canadian $, unless otherwise noted)	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31

Canada[1]	4,034	2.1%	2,117	2.5%
U.S. (2019 – nil; 2018 – US$448)	—	—	611	3.1%
Mexico (2019 – US$205; 2018 – US$25)[2]	266	2.7%	34	3.3%
	4,300		2,762

1
At December 31, 2019, Notes payable consisted of Canadian dollar denominated notes of $1,353 million (2018 - $961 million) and U.S. dollar denominated notes of US$2,068 million (2018 - US$847 million).

2
The demand senior unsecured revolving credit facility for the Company's Mexico subsidiary can be drawn in either Mexican pesos or U.S. dollars, up to the total facility amount of MXN 5.0 billion or the equivalent in U.S. dollars.

At December 31, 2019, Notes payable consists of short-term borrowings in Canada by TransCanada PipeLines Limited (TCPL) and in Mexico by a wholly-owned Mexican subsidiary.
At December 31, 2019, total committed revolving and demand credit facilities were $12.6 billion (2018 – $12.9 billion). When drawn, interest on these lines of credit is charged at negotiated floating rates of Canadian and U.S. banks, and at other negotiated financial bases. These unsecured credit facilities included the following:

at December 31
(billions of Canadian $, unless otherwise noted)			2019		2018
Borrower	Description	Matures	Total Facilities	Unused Capacity	Total Facilities

Committed, syndicated, revolving, extendible, senior unsecured credit facilities[1]:
TCPL	Supports TCPL's Canadian dollar commercial paper program and for general corporate purposes	December 2024	3.0	3.0	3.0
TCPL/TCPL USA/Columbia/TAIL	Supports TCPL's and TCPL USA's U.S. dollar commercial paper programs and for general corporate purposes of the borrowers, guaranteed by TCPL	December 2020	US 4.5	US 4.5	US 4.5
TCPL/TCPL USA/Columbia/TAIL	For general corporate purposes of the borrowers, guaranteed by TCPL	December 2022	US 1.0	US 1.0	US 1.0

Demand senior unsecured revolving credit facilities[1]:
TCPL/TCPL USA	Supports the issuance of letters of credit and provides additional liquidity; TCPL USA facility guaranteed by TCPL	Demand	2.1	1.1	2.1
Mexico subsidiary[2]	For Mexico general corporate purposes, guaranteed by TCPL	Demand	MXN 5.0	MXN 1.1	MXN 5.0

1
Provisions of various credit arrangements with the Company's subsidiaries can restrict their ability to declare and pay dividends or make distributions under certain circumstances. If such restrictions apply, they may, in turn, have an impact on the Company's ability to declare and pay dividends on common and preferred shares. These credit arrangements also require the Company to comply with various affirmative and negative covenants and maintain certain financial ratios. At December 31, 2019, the Company was in compliance with all debt covenants.

2
The demand senior unsecured revolving credit facility for the Company's Mexico subsidiary can be drawn in either Mexican pesos or U.S. dollars, up to the total facility amount of MXN 5.0 billion or the equivalent in U.S. dollars.

For the year ended December 31, 2019, the cost to maintain the above facilities was $11 million (2018 – $12 million; 2017 – $7 million).
At December 31, 2019, the Company's operated affiliates had an additional $0.8 billion (2018 – $0.8 billion) of undrawn capacity on third-party committed credit facilities.